Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2025
Cost of revenues
Schedule of cost of revenues

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue sharing fees and content costs	5,378,413	4,619,735	4,872,318
Salary and welfare	241,243	233,669	222,454
Costs of in-game virtual items	10,283	15,762	197,918
Bandwidth and server custody fees	360,660	237,441	179,189
Payment handling costs	64,665	42,303	42,628
Share-based compensation	16,137	15,566	12,091
Others	107,724	105,185	103,669
Total	6,179,125	5,269,661	5,630,267